Provisions (Tables)	12 Months Ended
Mar. 31, 2026
Provisions [abstract]
Schedule Of Provisions

	JPY (millions) For the Year Ended March 31
	2025	2026
Non-current	¥35,177	¥37,550
Current	533,140	998,501
Total	¥568,317	¥1,036,051

Schedule of Reconciliation of Changes in Provisions
The movements in the provisions are as follows:

	JPY (millions)
	Litigation (Note 31)	Restructuring	Rebates and return reserves	Other	Total
As of April 1, 2024	¥22,342	¥12,102	¥483,259	¥21,089	¥538,793
Increases	7,181	41,794	871,225	39,848	960,049
Decreases (utilized)	(16,959)	(29,976)	(799,841)	(16,829)	(863,606)
Decreases (reversed)	(63)	(8,609)	(42,854)	(750)	(52,275)
Foreign currency translation differences	(40)	(1,316)	(12,624)	(664)	(14,644)
As of March 31, 2025	¥12,462	¥13,995	¥499,165	¥42,695	¥568,317
Increases	408,681	31,135	989,718	8,028	1,437,561
Decreases (utilized)	(5,758)	(16,842)	(932,913)	(10,027)	(965,541)
Decreases (reversed)	(646)	(1,953)	(51,243)	(3,080)	(56,922)
Foreign currency translation differences	1,010	1,592	47,341	2,692	52,635
As of March 31, 2026	¥415,749	¥27,927	¥552,068	¥40,308	¥1,036,051

Schedule of Restructuring Expenses
Restructuring expenses recorded for the fiscal years ended March 31, 2024, 2025 and 2026 are as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Cash:
Severance	¥13,685	¥62,595	¥35,198
Consulting fees	11,528	16,205	8,345
Other	48,622	44,784	19,240
Total	¥73,835	¥123,584	¥62,783
Non-Cash:
Depreciation and impairment	¥7,523	¥4,548	¥8,035
Total	¥81,358	¥128,133	¥70,818